Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 19, 2011
Registrant Name	dei_EntityRegistrantName	LEGG MASON CHARLES STREET TRUST INC
Central Index Key	dei_EntityCentralIndexKey	0001052864
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 19, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 19, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

LEGG MASON GLOBAL TRUST, INC.

LEGG MASON CHARLES STREET TRUST, INC.

SUPPLEMENT DATED AUGUST 19, 2011

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND

STATEMENTS OF ADDITIONAL INFORMATION DATED MAY 1, 2011 OF

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

LEGG MASON BATTERYMARCH U.S. SMALL-CAPITALIZATION EQUITY PORTFOLIO

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

The following affects each fund's summary prospectus, prospectus and statement of additional information:

Each fund's Board of Directors voted on August 18, 2011 to remove the Redemption Fee of each fund effective October 1, 2011. All references to the Redemption Fee are hereby removed from each fund's summary prospectus, prospectus and statement of additional information.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON CHARLES STREET TRUST INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	leggmason_SupplementTextBlock

LEGG MASON GLOBAL TRUST, INC.

LEGG MASON CHARLES STREET TRUST, INC.

SUPPLEMENT DATED AUGUST 19, 2011

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND

STATEMENTS OF ADDITIONAL INFORMATION DATED MAY 1, 2011 OF

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

LEGG MASON BATTERYMARCH U.S. SMALL-CAPITALIZATION EQUITY PORTFOLIO

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

The following affects each fund's summary prospectus, prospectus and statement of additional information:

Each fund's Board of Directors voted on August 18, 2011 to remove the Redemption Fee of each fund effective October 1, 2011. All references to the Redemption Fee are hereby removed from each fund's summary prospectus, prospectus and statement of additional information.

LEGG MASON CHARLES STREET TRUST INC | Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	leggmason_SupplementTextBlock

LEGG MASON GLOBAL TRUST, INC.

LEGG MASON CHARLES STREET TRUST, INC.

SUPPLEMENT DATED AUGUST 19, 2011

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND

STATEMENTS OF ADDITIONAL INFORMATION DATED MAY 1, 2011 OF

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

LEGG MASON BATTERYMARCH U.S. SMALL-CAPITALIZATION EQUITY PORTFOLIO

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

The following affects each fund's summary prospectus, prospectus and statement of additional information:

Each fund's Board of Directors voted on August 18, 2011 to remove the Redemption Fee of each fund effective October 1, 2011. All references to the Redemption Fee are hereby removed from each fund's summary prospectus, prospectus and statement of additional information.

LEGG MASON CHARLES STREET TRUST INC | Legg Mason BW Global Opportunities Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	leggmason_SupplementTextBlock

LEGG MASON GLOBAL TRUST, INC.

LEGG MASON CHARLES STREET TRUST, INC.

SUPPLEMENT DATED AUGUST 19, 2011

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND

STATEMENTS OF ADDITIONAL INFORMATION DATED MAY 1, 2011 OF

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

LEGG MASON BATTERYMARCH U.S. SMALL-CAPITALIZATION EQUITY PORTFOLIO

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

The following affects each fund's summary prospectus, prospectus and statement of additional information:

Each fund's Board of Directors voted on August 18, 2011 to remove the Redemption Fee of each fund effective October 1, 2011. All references to the Redemption Fee are hereby removed from each fund's summary prospectus, prospectus and statement of additional information.

LEGG MASON GLOBAL TRUST INC | Legg Mason Batterymarch International Equity Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	leggmason_SupplementTextBlock

LEGG MASON GLOBAL TRUST, INC.

LEGG MASON CHARLES STREET TRUST, INC.

SUPPLEMENT DATED AUGUST 19, 2011

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND

STATEMENTS OF ADDITIONAL INFORMATION DATED MAY 1, 2011 OF

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

LEGG MASON BATTERYMARCH U.S. SMALL-CAPITALIZATION EQUITY PORTFOLIO

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

The following affects each fund's summary prospectus, prospectus and statement of additional information:

Each fund's Board of Directors voted on August 18, 2011 to remove the Redemption Fee of each fund effective October 1, 2011. All references to the Redemption Fee are hereby removed from each fund's summary prospectus, prospectus and statement of additional information.

LEGG MASON GLOBAL TRUST INC | Legg Mason Batterymarch Emerging Markets Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	leggmason_SupplementTextBlock

LEGG MASON GLOBAL TRUST, INC.

LEGG MASON CHARLES STREET TRUST, INC.

SUPPLEMENT DATED AUGUST 19, 2011

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND

STATEMENTS OF ADDITIONAL INFORMATION DATED MAY 1, 2011 OF

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

LEGG MASON BATTERYMARCH U.S. SMALL-CAPITALIZATION EQUITY PORTFOLIO

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

The following affects each fund's summary prospectus, prospectus and statement of additional information:

Each fund's Board of Directors voted on August 18, 2011 to remove the Redemption Fee of each fund effective October 1, 2011. All references to the Redemption Fee are hereby removed from each fund's summary prospectus, prospectus and statement of additional information.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON CHARLES STREET TRUST INC
Prospectus Date	rr_ProspectusDate	May 1, 2011